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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04847

 Eclipse Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive office) (Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:       212-576-7000

Date of fiscal year end:                        October 31

Date of reporting period:                     January 31, 2008

Item 1.	Schedule of Investments.

The schedule of investments for the period ended January 31, 2008 is filed herewith.

	MainStay Balanced Fund
	Portfolio of Investments		†††	January 31, 2008 unaudited
				Principal
				Amount	Value
	Long-Term Bonds (39.3%)	†
	Convertible Bond (0.0%)	‡
	Internet (0.0%)	‡
	At Home Corp.
	4.75%, due 12/19/08	(a) (b) (c) (d)		$177,810	$18

	Total Convertible Bond
	(Cost $13,325)				18

	Corporate Bonds (38.8%)
	Aerospace & Defense (2.0%)
	General Dynamics Corp.
	4.50%, due 8/15/10			874,000	898,767
	5.375%, due 8/15/15			2,265,000	2,398,388
	Lockheed Martin Corp.
	7.65%, due 5/1/16			3,820,000	4,445,143
	McDonnell Douglas Corp.
	9.75%, due 4/1/12			3,600,000	4,346,611
	United Technologies Corp.
	6.50%, due 6/1/09			5,628,000	5,880,433
	7.125%, due 11/15/10			3,380,000	3,684,403
					21,653,745

	Agriculture (0.7%)
	Altria Group, Inc.
	7.00%, due 11/4/13			6,750,000	8,040,506

	Auto Parts & Equipment (0.4%)
	Johnson Controls, Inc.
	6.30%, due 2/1/08			4,325,000	4,325,000

	Banks (4.7%)
	Bank of America Corp.
	7.40%, due 1/15/11			1,000,000	1,087,978
	7.80%, due 2/15/10			4,500,000	4,856,108
	7.80%, due 9/15/16			1,500,000	1,719,315
	Bank One Corp.
	7.875%, due 8/1/10			7,000,000	7,683,522
	BankAmerica Corp.
	7.125%, due 3/1/09			1,660,000	1,714,548
	FleetBoston Financial Corp.
	7.375%, due 12/1/09			1,200,000	1,272,204
	Mellon Funding Corp.
	6.375%, due 2/15/10			1,960,000	2,063,349
	SunTrust Banks, Inc.
	6.25%, due 6/1/08			5,000,000	5,003,300
	U.S. Bank N.A.
	5.70%, due 12/15/08			1,747,000	1,786,494
	6.30%, due 7/15/08			3,305,000	3,341,120
	6.375%, due 8/1/11			2,500,000	2,680,658
	Wachovia Bank N.A.
	7.80%, due 8/18/10			7,525,000	8,262,164
	Wachovia Corp.
	6.25%, due 8/4/08			2,317,000	2,342,904
	6.375%, due 1/15/09			1,736,000	1,782,169
	Wells Fargo Bank N.A.
	6.45%, due 2/1/11			3,847,000	4,089,884
	7.55%, due 6/21/10			2,000,000	2,168,866
					51,854,583

	Beverages (1.3%)
	Anheuser-Busch Cos., Inc.
	5.375%, due 9/15/08			900,000	910,433
	5.625%, due 10/1/10			1,500,000	1,590,857
	5.75%, due 4/1/10			655,000	689,211
	6.00%, due 4/15/11			2,110,000	2,257,605
	7.50%, due 3/15/12			4,200,000	4,724,815
	PepsiCo., Inc.
	5.15%, due 5/15/12			4,000,000	4,222,440
					14,395,361

	Chemicals (0.6%)
	E.I. du Pont de Nemours & Co.
	4.75%, due 11/15/12			4,400,000	4,501,600
	Monsanto Co.
	7.375%, due 8/15/12			2,000,000	2,227,080
					6,728,680

	Computers (1.4%)
	Computer Sciences Corp.
	6.25%, due 3/15/09			1,012,000	1,035,066
	Hewlett-Packard Co.
	5.25%, due 3/1/12			1,000,000	1,048,046
	6.50%, due 7/1/12			4,017,000	4,442,690
	International Business Machines Corp.
	4.75%, due 11/29/12			1,500,000	1,548,101
	5.375%, due 2/1/09			958,000	977,997
	5.50%, due 1/15/09			467,000	477,168
	7.50%, due 6/15/13			4,940,000	5,660,568
					15,189,636

	Cosmetics & Personal Care (0.4%)
	Procter & Gamble Co. (The)
	6.875%, due 9/15/09			3,877,000	4,126,578

	Diversified Financial Services (10.9%)
	Bear Stearns Cos., Inc. (The)
❖	5.30%, due 10/30/15			13,500,000	12,253,437
	7.625%, due 12/7/09			2,250,000	2,325,762
	CIT Group, Inc.
	4.75%, due 12/15/10			655,000	623,350
	6.875%, due 11/1/09			2,500,000	2,504,065
	7.75%, due 4/2/12			5,600,000	5,696,751
	Citigroup Global Markets Holdings, Inc.
	6.50%, due 2/15/08			3,500,000	3,503,101
	Citigroup, Inc.
	5.00%, due 9/15/14			4,000,000	3,893,808
	5.85%, due 8/2/16			1,500,000	1,547,987
	6.50%, due 1/18/11			1,474,000	1,560,549
	Credit Suisse First Boston USA, Inc.
	6.125%, due 11/15/11			6,462,000	6,872,389
	6.50%, due 6/1/08			4,500,000	4,538,930
	General Electric Capital Corp.
	6.875%, due 11/15/10			7,912,000	8,576,521
	7.375%, due 1/19/10			5,000,000	5,364,745
	Goldman Sachs Group, Inc. (The)
	6.65%, due 5/15/09			2,430,000	2,524,301
	7.35%, due 10/1/09			7,650,000	8,105,680
	HSBC Finance Corp.
	6.375%, due 11/27/12			3,000,000	3,176,187
	6.50%, due 11/15/08			3,000,000	3,061,389
	6.75%, due 5/15/11			2,374,000	2,498,775
	International Lease Finance Corp.
	6.375%, due 3/15/09			2,000,000	2,056,870
	John Deere Capital Corp.
	6.00%, due 2/15/09			2,000,000	2,046,090
	7.00%, due 3/15/12			200,000	221,191
	JPMorgan & Co., Inc.
	6.25%, due 2/15/11			262,000	279,079
	JPMorgan Chase & Co.
	5.25%, due 5/1/15			4,250,000	4,248,623
	Lehman Brothers Holdings, Inc.
	6.625%, due 1/18/12			2,491,000	2,614,591
	7.875%, due 8/15/10			4,100,000	4,382,076
	Lehman Brothers, Inc.
	6.50%, due 4/15/08			1,600,000	1,605,227
	Merrill Lynch & Co., Inc.
	6.05%, due 5/16/16			6,800,000	6,794,866
	6.375%, due 10/15/08			1,112,000	1,129,172
	Morgan Stanley
	5.75%, due 10/18/16			5,000,000	4,997,080
	6.75%, due 4/15/11			6,311,000	6,714,557
	Toyota Motor Credit Corp.
	5.50%, due 12/15/08			1,477,000	1,508,154
	UnitedHealth Group, Inc.
	5.25%, due 3/15/11			1,000,000	1,018,973
	Wells Fargo Financial, Inc.
	5.875%, due 8/15/08			2,316,000	2,338,713
					120,582,989

	Electric (0.7%)
	Consolidated Edison Co. of New York
	7.50%, due 9/1/10			5,500,000	6,005,698
	Interstate Power & Light Co.
	6.625%, due 8/1/09			1,311,000	1,360,891
					7,366,589

	Electrical Components & Equipment (0.7%)
	Emerson Electric Co.
	5.00%, due 10/15/08			262,000	264,002
	5.85%, due 3/15/09			2,386,000	2,443,457
	7.125%, due 8/15/10			4,500,000	4,876,362
					7,583,821

	Food (3.6%)
	Campbell Soup Co.
	6.75%, due 2/15/11			5,018,000	5,443,521
	Hershey Co. (The)
	5.45%, due 9/1/16			4,449,000	4,605,832
	Kellogg Co.
	Series B
	6.60%, due 4/1/11			7,500,000	8,021,873
❖	Nabisco, Inc.
	7.55%, due 6/15/15			10,880,000	11,961,755
	Sysco International Co.
	6.10%, due 6/1/12			3,060,000	3,339,179
	Unilever Capital Corp.
	7.125%, due 11/1/10			5,700,000	6,224,303
					39,596,463

	Health Care-Products (0.2%)
	Johnson & Johnson
	6.625%, due 9/1/09			2,371,000	2,509,158

	Household Products & Wares (0.5%)
	Kimberly-Clark Corp.
	4.875%, due 8/15/15			1,200,000	1,190,988
	5.00%, due 8/15/13			4,050,000	4,207,982
					5,398,970

	Insurance (0.4%)
	Allstate Corp. (The)
	7.20%, due 12/1/09			1,900,000	2,008,194
	John Hancock Financial Services, Inc.
	5.625%, due 12/1/08			2,640,000	2,693,151
					4,701,345

	Machinery - Construction & Mining (1.0%)
	Caterpillar, Inc.
	5.70%, due 8/15/16			2,000,000	2,083,516
	6.55%, due 5/1/11			3,915,000	4,232,636
	7.25%, due 9/15/09			4,347,000	4,592,801
					10,908,953

	Machinery - Diversified (0.8%)
	Deere & Co.
	7.85%, due 5/15/10			7,808,000	8,519,660

	Media (1.3%)
	Gannett Co., Inc.
	6.375%, due 4/1/12			6,595,000	6,948,617
	Walt Disney Co. (The)
	6.375%, due 3/1/12			7,000,000	7,588,693
					14,537,310

	Miscellaneous - Manufacturing (1.0%)
	Honeywell International, Inc.
	7.50%, due 3/1/10	(e)		6,985,000	7,531,269
	Illinois Tool Works, Inc.
	5.75%, due 3/1/09			3,090,000	3,174,592
					10,705,861

	Oil & Gas (0.9%)
	Atlantic Richfield Co.
	5.90%, due 4/15/09			1,000,000	1,030,731
	ConocoPhillips
	6.375%, due 3/30/09			2,160,000	2,227,826
	8.75%, due 5/25/10			4,440,000	4,944,309
	Texaco Capital, Inc.
	5.50%, due 1/15/09			2,000,000	2,031,852
					10,234,718

	Pharmaceuticals (1.0%)
	Eli Lilly & Co.
	6.00%, due 3/15/12			950,000	1,030,647
	Merck & Co., Inc.
	4.75%, due 3/1/15			4,617,000	4,709,192
	Wyeth
	5.50%, due 2/1/14			5,500,000	5,698,022
					11,437,861

	Retail (1.9%)
	Costco Wholesale Corp.
	5.30%, due 3/15/12			1,408,000	1,476,150
	Kohl's Corp.
	6.30%, due 3/1/11			612,000	638,111
	Target Corp.
	5.375%, due 6/15/09			2,706,000	2,772,476
	5.40%, due 10/1/08			1,700,000	1,721,338
	7.50%, due 8/15/10			3,034,000	3,268,167
	Wal-Mart Stores, Inc.
❖	6.875%, due 8/10/09			10,088,000	10,624,823
	7.25%, due 6/1/13			349,000	398,315
					20,899,380

	Software (0.0%)	‡
	First Data Corp.
	5.625%, due 11/1/11			661,000	497,057

	Telecommunications (2.1%)
	BellSouth Corp.
	6.00%, due 10/15/11			2,000,000	2,110,868
	Motorola, Inc.
	8.00%, due 11/1/11			6,000,000	6,446,124
	New York Telephone Co.
	6.125%, due 1/15/10			874,000	902,319
	Southwestern Bell Telephone Corp.
	7.00%, due 7/1/15			5,000,000	5,455,290
	Verizon Global Funding Corp.
	7.375%, due 9/1/12			7,000,000	7,851,550
					22,766,151

	Textiles (0.3%)
	Cintas Corp. No. 2
	6.00%, due 6/1/12			3,095,000	3,362,572

	Total Corporate Bonds
	(Cost $422,158,123)				427,922,947

	Federal Agencies (0.4%)

	Fannie Mae (Collateralized Mortgage Obligations) (0.1%)
	Series 2003-17, Class QT
	5.00%, due 8/25/27			1,031,000	1,039,987
	Series 2003-32, Class PG
	5.00%, due 10/25/27			437,000	441,192
					1,481,179
	Freddie Mac (Collateralized Mortgage Obligations) (0.2%)
	Series 2734, Class JC
	3.50%, due 11/15/23			519,504	518,628
	Series 2719, Class WB
	4.50%, due 8/15/21			1,030,211	1,029,671
	Series 2589, Class GD
	5.00%, due 9/15/28			437,000	442,597
	Series 2600, Class MJ
	5.00%, due 9/15/29			437,000	441,198
					2,432,094
	Government National Mortgage Association (Collateralized Mortgage Obligation) (0.1%)
	Series 2003-50, Class PC
	5.50%, due 3/16/32			874,000	893,606

	Total Federal Agencies
	(Cost $4,831,871)				4,806,879

	Yankee Bond (0.1%)	(f)
	Chemicals (0.1%)
	Dow Capital B.V.
	8.50%, due 6/8/10			495,000	549,719

	Total Yankee Bond
	(Cost $538,344)				549,719

	Total Long-Term Bonds
	(Cost $427,541,663)				433,279,563

				Shares
	Common Stocks (59.9%)
	Aerospace & Defense (2.3%)
	Lockheed Martin Corp.			74,684	8,059,897
	Northrop Grumman Corp.			102,543	8,137,812
	Raytheon Co.			136,915	8,918,643
					25,116,352

	Agriculture (1.3%)
	Altria Group, Inc.			114,272	8,664,103
	Bunge, Ltd.	(e)		1,143	135,411
	Loews Corp. - Carolina Group			1,820	149,477
	North Atlantic Trading Co., Inc.	(a) (c) (d) (g)		130	1
	Reynolds American, Inc.	(e)		81,815	5,181,344
					14,130,336

	Airlines (0.4%)
	Delta Air Lines, Inc.	(g)		91,417	1,538,548
	UAL Corp.			86,442	3,280,474
					4,819,022

	Auto Manufacturers (0.8%)
	Ford Motor Co.	(e) (g)		1,324,991	8,797,940

	Auto Parts & Equipment (0.6%)
	Autoliv, Inc.			109,238	5,456,438
	BorgWarner, Inc.			18,750	948,938
					6,405,376

	Banks (1.8%)
	Bank of America Corp.			151,313	6,710,732
	Northern Trust Corp.			49,462	3,628,532
	UnionBanCal Corp.			37,035	1,816,937
	Wells Fargo & Co.			215,159	7,317,558
					19,473,759

	Beverages (1.2%)
	Coca-Cola Enterprises, Inc.			170,386	3,930,805
	Pepsi Bottling Group, Inc. (The)			247,979	8,642,068
	PepsiAmericas, Inc.			11,114	273,849
					12,846,722

	Biotechnology (0.4%)
	Biogen Idec, Inc.	(g)		1,386	84,477
	Invitrogen Corp.	(g)		35,100	3,007,017
	Millennium Pharmaceuticals, Inc.	(g)		115,601	1,753,667
					4,845,161

	Chemicals (1.8%)
	Celanese Corp. Class A			73,461	2,731,280
❖	Monsanto Co.			93,320	10,492,901
	Mosaic Co. (The)	(g)		75,327	6,855,510
					20,079,691

	Commercial Services (0.4%)
	Apollo Group, Inc. Class A	(g)		48,371	3,857,104

	Computers (2.4%)
	Apple, Inc.	(g)		52,620	7,122,643
	Computer Sciences Corp.	(g)		25,057	1,060,412
	DST Systems, Inc.	(g)		26,260	1,877,590
	EMC Corp.	(g)		64,468	1,023,107
	Hewlett-Packard Co.			151,924	6,646,675
	International Business Machines Corp.			48,011	5,153,501
	Seagate Technology			89,981	1,823,915
	Western Digital Corp.	(g)		66,540	1,759,983
					26,467,826

	Cosmetics & Personal Care (0.2%)
	Procter & Gamble Co. (The)			32,897	2,169,557

	Distribution & Wholesale (0.3%)
	Tech Data Corp.	(g)		90,243	3,102,554

	Diversified Financial Services (2.7%)
	BlackRock, Inc.			8,829	1,952,092
	Goldman Sachs Group, Inc. (The)			44,182	8,870,420
	Invesco, Ltd.			44,422	1,209,167
	Janus Capital Group, Inc.	(e)		40,048	1,081,696
	JPMorgan Chase & Co.			171,721	8,165,334
	Nasdaq Stock Market, Inc. (The)	(g)		172,053	7,960,892
					29,239,601

	Electric (2.7%)
	Alliant Energy Corp.			156,266	5,766,215
	FirstEnergy Corp.			124,070	8,836,265
	Mirant Corp.	(g)		188,130	6,930,709
	Northeast Utilities			17,859	495,051
	NRG Energy, Inc.	(g)		197,777	7,632,214
					29,660,454

	Electrical Components & Equipment (0.7%)
	Emerson Electric Co.			147,413	7,494,477

	Electronics (0.5%)
	Applera Corp. - Applied BioSystems Group			37,190	1,172,601
	Avnet, Inc.	(g)		72,531	2,582,829
	Garmin, Ltd.			15,250	1,100,288
	Tyco Electronics, Ltd.			6,421	217,094
					5,072,812

	Energy - Alternate Sources (0.3%)
	First Solar, Inc.	(g)		17,253	3,136,078

	Engineering & Construction (1.3%)
	Foster Wheeler, Ltd.	(g)		133,514	9,141,704
	McDermott International, Inc.	(g)		77,450	3,654,091
	Shaw Group, Inc. (The)	(g)		36,123	2,040,950
					14,836,745

	Food (1.3%)
	H.J. Heinz Co.			128,976	5,489,219
	Hormel Foods Corp.			140,292	5,434,912
	Kroger Co. (The)			119,013	3,028,881
	Safeway, Inc.			10,562	327,316
					14,280,328

	Gas (0.8%)
	Energen Corp.			148,134	9,317,629

	Hand & Machine Tools (0.1%)
	Black & Decker Corp.			19,672	1,427,007

	Health Care-Products (1.2%)
	DENTSPLY International, Inc.			22,401	925,385
	Intuitive Surgical, Inc.	(g)		11,265	2,861,310
❖	Johnson & Johnson			148,383	9,386,709
	Medtronic, Inc.			9,343	435,104
					13,608,508

	Health Care-Services (1.9%)
	Aetna, Inc.			158,722	8,453,534
	Health Net, Inc.	(g)		73,083	3,397,629
	Humana, Inc.	(g)		13,664	1,097,219
	WellPoint, Inc.	(g)		101,362	7,926,508
					20,874,890

	Home Builders (0.6%)
	Centex Corp.			133,680	3,713,630
	Pulte Homes, Inc.	(e)		206,054	3,366,922
					7,080,552

	Household Products & Wares (0.7%)
	Kimberly-Clark Corp.			112,583	7,391,074

	Insurance (5.0%)
	ACE, Ltd.			134,590	7,851,977
	Arch Capital Group, Ltd.	(g)		113,808	8,018,912
	Assurant, Inc.			73,824	4,790,439
	Axis Capital Holdings, Ltd.			226,800	9,081,072
	Chubb Corp. (The)			151,177	7,829,457
	CIGNA Corp.			99,597	4,896,189
	Everest Re Group, Ltd.			32,131	3,267,401
	PartnerRe, Ltd.			1,945	154,200
	Transatlantic Holdings, Inc.			26,344	1,796,661
	Travelers Cos., Inc. (The)			140,853	6,775,029
	XL Capital, Ltd. Class A			10,637	478,665
					54,940,002

	Internet (1.3%)
	Amazon.com, Inc.	(g)		64,876	5,040,865
	Expedia, Inc.	(g)		68,306	1,572,404
	Google, Inc. Class A	(g)		13,040	7,358,472
					13,971,741

	Iron & Steel (0.7%)
	AK Steel Holding Corp.	(g)		24,343	1,163,109
	United States Steel Corp.	(e)		64,090	6,544,230
					7,707,339

	Lodging (0.5%)
	Wynn Resorts, Ltd.	(e)		47,689	5,483,281

	Machinery - Diversified (0.4%)
	Flowserve Corp.			56,186	4,613,994

	Media (1.7%)
	CBS Corp. Class B			140,148	3,530,328
	Central European Media Enterprises, Ltd. Class A	(g)		20,242	1,918,739
	Clear Channel Communications, Inc.			108,464	3,330,929
	Liberty Global, Inc. Class A	(g)		219,853	8,884,260
	Walt Disney Co. (The)			21,519	644,064
					18,308,320

	Mining (1.1%)
	Freeport-McMoRan Copper & Gold, Inc. Class B			87,021	7,747,480
	Southern Copper Corp.	(e)		49,872	4,679,988
					12,427,468

	Miscellaneous - Manufacturing (2.8%)
	3M Co.			2,871	228,675
	Eaton Corp.			93,938	7,774,309
	Honeywell International, Inc.			100,794	5,953,902
	Illinois Tool Works, Inc.			16,139	813,406
	Ingersoll-Rand Co., Ltd. Class A			18,314	723,769
❖	Parker Hannifin Corp.			138,634	9,373,045
	SPX Corp.			60,150	6,051,090
					30,918,196

	Office & Business Equipment (0.3%)
	Xerox Corp.	(e)		219,458	3,379,653

	Oil & Gas (3.6%)
	Chevron Corp.			91,745	7,752,453
	ConocoPhillips			77,535	6,227,611
❖	ExxonMobil Corp.			111,249	9,611,914
❖	Hess Corp.			124,430	11,301,977
	Marathon Oil Corp.			98,433	4,611,586
					39,505,541

	Oil & Gas Services (1.0%)
	National Oilwell Varco, Inc.	(g)		124,568	7,502,731
	Schlumberger, Ltd.			45,581	3,439,542
	Transocean, Inc.	(g)		4,080	500,208
					11,442,481

	Pharmaceuticals (1.1%)
	Allergan, Inc.			29,968	2,013,550
	AmerisourceBergen Corp.			166,642	7,773,849
	Barr Pharmaceuticals, Inc.	(g)		1,437	74,997
	Gilead Sciences, Inc.	(g)		17,782	812,460
	Warner Chilcott, Ltd. Class A	(e) (g)		16,390	277,811
	Watson Pharmaceuticals, Inc.	(g)		57,660	1,505,503
					12,458,170

	Pipelines (0.7%)
	Williams Cos., Inc.			250,530	8,009,444

	Real Estate Investment Trusts (1.6%)
	Boston Properties, Inc.	(e)		51,466	4,730,755
	HCP, Inc.	(e)		28,456	865,347
	Hospitality Properties Trust			60,221	2,044,503
	ProLogis	(e)		151,942	9,017,758
	Vornado Realty Trust			11,171	1,009,858
					17,668,221

	Retail (2.9%)
	GameStop Corp. Class A	(e) (g)		93,178	4,820,098
	Gap, Inc. (The)			443,613	8,481,881
	Hanesbrands, Inc.	(g)		18,159	465,052
	Home Depot, Inc. (The)			196,907	6,039,138
❖	Wal-Mart Stores, Inc.			212,370	10,805,386
	Yum! Brands, Inc.			35,997	1,229,658
					31,841,213

	Savings & Loans (0.8%)
	Hudson City Bancorp, Inc.			510,141	8,356,110

	Semiconductors (1.5%)
	Advanced Micro Devices, Inc.	(e) (g)		44,440	339,522
	Intel Corp.			332,546	7,049,975
	Lam Research Corp.	(g)		30,695	1,178,381
	MEMC Electronic Materials, Inc.	(g)		8,424	601,979
	NVIDIA Corp.	(g)		318,227	7,825,202
					16,995,059

	Software (1.6%)
	Activision, Inc.	(g)		14,224	367,975
	Mastercard, Inc. Class A			890	184,230
❖	Microsoft Corp.			292,778	9,544,563
	Oracle Corp.	(g)		385,133	7,914,483
					18,011,251

	Telecommunications (2.0%)
	AT&T, Inc.			67,414	2,594,765
	CenturyTel, Inc.			176,185	6,502,988
	Cisco Systems, Inc.	(g)		92,066	2,255,617
	Juniper Networks, Inc.	(g)		176,648	4,795,993
	Level 3 Communications, Inc.	(e) (g)		255,176	877,805
	Qwest Communications International, Inc.	(e)		561,655	3,302,531
	Telephone and Data Systems, Inc.			5,110	269,501
	United States Cellular Corp.	(g)		2,456	174,622
	Verizon Communications, Inc.			32,386	1,257,872
					22,031,694

	Toys, Games & Hobbies (0.6%)
	Hasbro, Inc.			145,168	3,770,013
	Mattel, Inc.			116,520	2,448,085
					6,218,098

	Total Common Stocks
	(Cost $664,246,541)				659,818,831

				Principal
				Amount
	Short-Term Investments (4.4%)

	Federal Agency (0.2%)
	United States Treasury Bill
	1.873%, due 4/24/08	(h)		2,400,000	2,389,726

	Total Federal Agency
	(Cost $2,382,404)				2,389,726

				Shares
	Investment Company (4.2%)
	State Street Navigator Securities Lending Prime Portfolio	(i)		45,870,604	45,870,604
	Total Investment Company
	(Cost $45,870,604)				45,870,604

	Total Short-Term Investments
	(Cost $48,253,008)				48,260,330

	Total Investments
	(Cost $1,140,041,212)	(k)		103.6%	1,141,358,724

	Liabilities in Excess of
	Cash and Other Assets			(3.6)	(39,328,345)

	Net Assets			100.0%	$1,102,030,380

				Contracts	Unrealized
				Long	Appreciation	(j)
	Futures Contracts (0.0%)	‡
	Standard & Poor's 500 Index
	Mini March 2008			31	$130,903

	Total Futures Contracts
	(Settlement Value $2,138,380)				$130,903

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Illiquid security. The total market value of these securities at January 31, 2008 is $19, which represents less than one tenth of a percent of the Fund's net assets.
(b)	Issue in default.
(c)	Restricted security.
(d)	Fair valued security. The total market value of these securities at January 31, 2008 is $19, which represents less than one tenth of a percent of the Fund's net assets.
(e)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $43,954,245; cash collateral of $45,870,604 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Non-income producing security.
(h)	Segregated, or partially segregated as collateral for futures contracts.
(i)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2008.
(k)	At January 31, 2008, cost is $1,140,887,843 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation			$57,989,144
	Gross unrealized depreciation			(57,518,263)
	Net unrealized appreciation			$470,881

	MainStay Mid Cap Opportunity Fund
	Portfolio of Investments		†††	January 31, 2008 unaudited

				Shares	Value
	Common Stocks (91.4%)	†
	Aerospace & Defense (2.1%)
	L-3 Communications Holdings, Inc.			11,832	$1,311,341
	Precision Castparts Corp.			6,767	770,085
	Rockwell Collins, Inc.			2,401	151,743
					2,233,169

	Airlines (1.8%)
	Southwest Airlines Co.			91,380	1,071,887
	UAL Corp.			22,789	864,843
					1,936,730

	Auto Components (1.8%)
	Autoliv, Inc.			17,113	854,794
	BorgWarner, Inc.			21,404	1,083,256
					1,938,050

	Beverages (1.0%)
	Pepsi Bottling Group, Inc. (The)			30,988	1,079,932

	Capital Markets (2.7%)
❖	Ameriprise Financial, Inc.			30,443	1,683,802
	BlackRock, Inc.	(a)		5,568	1,231,085
					2,914,887

	Chemicals (3.6%)
❖	Air Products & Chemicals, Inc.			17,963	1,617,029
	Celanese Corp. Class A			30,832	1,146,334
	FMC Corp.			17,368	923,283
	PPG Industries, Inc.			2,968	196,155
					3,882,801

	Commercial Banks (5.0%)
	Comerica, Inc.			32,440	1,415,033
	Huntington Bancshares, Inc.			86,026	1,157,050
	KeyCorp			24,165	631,915
	UnionBanCal Corp.			24,299	1,192,109
	Wachovia Corp.			27,249	1,060,804
					5,456,911

	Communications Equipment (0.6%)
	Juniper Networks, Inc.	(b)		22,026	598,006

	Computers & Peripherals (0.8%)
	Seagate Technology			40,815	827,320

	Distributors (1.2%)
	Genuine Parts Co.			28,786	1,264,569

	Diversified Financial Services (0.7%)
	Leucadia National Corp.	(a)		18,396	812,551

	Diversified Telecommunication Services (1.9%)
	CenturyTel, Inc.			27,619	1,019,417
	Embarq Corp.			85	3,851
	Qwest Communications International, Inc.	(a)		179,174	1,053,543
					2,076,811

	Electric Utilities (5.1%)
	American Electric Power Co., Inc.			22,958	983,291
❖	Edison International			38,338	1,999,710
	Reliant Energy, Inc.	(b)		67,639	1,438,682
	Sierra Pacific Resources			76,270	1,141,762
					5,563,445

	Electrical Equipment (1.4%)
	Cooper Industries, Ltd. Class A			16,843	750,187
	First Solar, Inc.	(b)		4,393	798,516
					1,548,703

	Electronic Equipment & Instruments (0.8%)
	Agilent Technologies, Inc.	(b)		6,884	233,430
	Avnet, Inc.	(b)		17,075	608,041
					841,471

	Energy Equipment & Services (2.1%)
	ENSCO International, Inc.			4,913	251,153
	National Oilwell Varco, Inc.	(b)		16,633	1,001,806
	Patterson-UTI Energy, Inc.			50,077	980,508
					2,233,467

	Food & Staples Retailing (2.0%)
	Kroger Co. (The)			16,889	429,825
	Safeway, Inc.			12,895	399,616
	SUPERVALU, Inc.			44,972	1,351,858
					2,181,299

	Food Products (2.1%)
	H.J. Heinz Co.			19,131	814,215
	Hormel Foods Corp.			29,935	1,159,682
	Wm. Wrigley Jr. Co.			6,343	364,278
					2,338,175

	Gas Utilities (1.1%)
	UGI Corp.			44,698	1,189,861

	Health Care Equipment & Supplies (0.2%)
	St. Jude Medical, Inc.	(b)		5,672	229,773

	Health Care Providers & Services (1.5%)
	AmerisourceBergen Corp.			10,542	491,784
	CIGNA Corp.			4,774	234,690
	Coventry Health Care, Inc.	(b)		4,886	276,450
	Health Net, Inc.	(b)		1,561	72,571
	Humana, Inc.	(b)		3,037	243,871
	Universal Health Services, Inc. Class B			7,013	330,523
					1,649,889

	Household Durables (3.0%)
	Black & Decker Corp.			12,214	886,004
	Garmin, Ltd.			11,802	851,514
	Mohawk Industries, Inc.	(a) (b)		13,303	1,063,176
	Stanley Works (The)			9,139	469,379
					3,270,073

	Household Products (0.1%)
	Clorox Co. (The)			2,330	142,876

	Independent Power Producers & Energy Traders (1.5%)
	Mirant Corp.	(b)		31,637	1,165,507
	NRG Energy, Inc.	(b)		12,844	495,650
					1,661,157

	Insurance (10.9%)
	Arch Capital Group, Ltd.	(b)		16,717	1,177,880
	Assurant, Inc.			21,591	1,401,040
	Axis Capital Holdings, Ltd.			33,758	1,351,670
	Everest Re Group, Ltd.			13,781	1,401,390
❖	Genworth Financial, Inc. Class A			71,202	1,733,057
	PartnerRe, Ltd.			15,082	1,195,701
	RenaissanceRe Holdings, Ltd.			21,727	1,238,222
	Transatlantic Holdings, Inc.			14,338	977,852
	XL Capital, Ltd. Class A			30,644	1,378,980
					11,855,792

	Internet Software & Services (0.4%)
	VeriSign, Inc.	(b)		12,964	439,739

	IT Services (0.6%)
	Electronic Data Systems Corp.			35,048	704,465

	Leisure Equipment & Products (0.9%)
	Hasbro, Inc.			36,443	946,425

	Machinery (3.3%)
	Cummins, Inc.	(a)		16,070	775,860
	Eaton Corp.			16,536	1,368,519
❖	Parker Hannifin Corp.			21,942	1,483,499
					3,627,878

	Media (2.9%)
	Discovery Holding Co. Class A	(b)		40,171	932,771
	Gannett Co., Inc.			17,987	665,519
❖	Liberty Media Holding Corp. Capital Class A	(b)		14,977	1,611,825
					3,210,115

	Metals & Mining (0.9%)
	Allegheny Technologies, Inc.			14,494	1,020,378

	Multi-Utilities (5.0%)
	Alliant Energy Corp.			32,712	1,207,073
	DTE Energy Co.			31,806	1,356,526
	OGE Energy Corp.			34,972	1,144,634
❖	Sempra Energy			31,222	1,745,310
					5,453,543

	Office Electronics (0.1%)
	Xerox Corp.			8,780	135,212

	Oil, Gas & Consumable Fuels (4.8%)
	Chesapeake Energy Corp.			38,250	1,424,048
	Frontier Oil Corp.			32,066	1,130,968
	Hess Corp.			4,721	428,808
	Sunoco, Inc.			16,981	1,056,218
	Williams Cos., Inc.			37,028	1,183,785
					5,223,827

	Personal Products (0.9%)
	NBTY, Inc.	(b)		39,570	958,385

	Pharmaceuticals (0.4%)
	Allergan, Inc.			3,637	244,370
	Forest Laboratories, Inc.	(b)		6,057	240,887
					485,257

	Real Estate Investment Trusts (9.7%)
	Annaly Capital Management, Inc.			72,889	1,437,371
	Boston Properties, Inc.			6,468	594,539
	General Growth Properties, Inc.	(a)		29,310	1,070,401
	Hospitality Properties Trust			32,909	1,117,261
	Host Hotels & Resorts, Inc.			86,467	1,447,458
	iStar Financial, Inc.	(a)		12,915	344,572
	ProLogis	(a)		7,795	462,633
❖	Public Storage			18,839	1,474,152
	Rayonier, Inc.			23,420	991,134
❖	Vornado Realty Trust			18,285	1,652,964
					10,592,485

	Road & Rail (1.7%)
❖	CSX Corp.			37,444	1,815,285

	Software (0.8%)
	CA, Inc.			22,337	492,084
	Salesforce.com, Inc.	(b)		7,414	387,604
					879,688

	Specialty Retail (2.0%)
	AutoNation, Inc.	(a) (b)		57,390	934,309
	Gap, Inc. (The)			24,095	460,696
	Sherwin-Williams Co. (The)			12,887	737,265
					2,132,270

	Thrifts & Mortgage Finance (0.9%)
	Hudson City Bancorp, Inc.			62,532	1,024,274

	Tobacco (0.4%)
	UST, Inc.			8,122	422,019

	Trading Companies & Distributors (0.7%)
	W.W. Grainger, Inc.			9,951	791,801

	Total Common Stocks
	(Cost $105,546,638)				99,590,764

	Short-Term Investments (13.7%)

	Investment Company (5.3%)
	State Street Navigator Securities Lending Prime Portfolio	(c)		5,709,771	5,709,771
	Total Investment Company
	(Cost $5,709,771)				5,709,771

				Principal
				Amount
	U.S. Government (8.4%)
	United States Treasury Bill
	1.873%, due 4/24/08	(d)		$9,200,000	9,160,615

	Total U.S. Government
	(Cost $9,154,290)				9,160,615

	Total Short-Term Investments
	(Cost $14,864,061)				14,870,386

	Total Investments
	(Cost $120,410,699)	(f)		105.1%	114,461,150

	Liabilities in Excess of
	Cash and Other Assets			(5.1)	(5,509,410)

	Net Assets			100.0%	$108,951,740

				Contracts	Unrealized
				Long	Appreciation	(e)
	Futures Contracts (0.3%)
	Standard & Poor's Mid Cap 400 Index
	Mini March 2008			114	$358,940

	Total Futures Contracts
	(Settlement Value $9,192,960)				$358,940

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are “earmarked” to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA’s, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $5,534,537; cash collateral of $5,709,771 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Segregated, or partially segregated as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2008.
(f)	At January 31, 2008, cost is $120,468,004 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$5,767,715
	Gross unrealized depreciation			(11,774,569)
	Net unrealized depreciation			$(6,006,854)

	MainStay Small Cap Opportunity Fund
	Portfolio of Investments		†††	January 31, 2008 unaudited

				Shares	Value
	Common Stocks (98.0%)	†
	Aerospace & Defense (1.1%)
	Curtiss-Wright Corp.	(a)		15,951	$665,157
	DynCorp International, Inc.	(b)		115,277	2,371,248
	Kaman Corp. Class A			25,447	751,704
	Teledyne Technologies, Inc.	(b)		253	13,062
	Triumph Group, Inc.			68,669	3,708,126
					7,509,297

	Air Freight & Logistics (0.5%)
	Air Methods Corp.	(b)		15,100	692,788
	Bristow Group, Inc.	(b)		37,512	1,888,729
	Dynamex, Inc.	(b)		19,604	488,336
					3,069,853

	Auto Components (0.8%)
	Lear Corp.	(b)		180,319	5,294,166

	Automobiles (0.3%)
	Monaco Coach Corp.			21,900	222,723
	Rush Enterprises, Inc. Class A	(b)		58,901	988,359
	Winnebago Industries, Inc.	(a)		51,940	1,093,856
					2,304,938

	Beverages (0.8%)
	Boston Beer Company, Inc. Class A	(b)		17,740	630,480
	Central European Distribution Corp.	(b)		90,970	4,782,293
					5,412,773

	Biotechnology (0.6%)
	Applera Corp. - Celera Group	(b)		189,858	2,908,625
	Enzon Pharmaceuticals, Inc.	(a) (b)		61,347	513,474
	Neurocrine Biosciences, Inc.	(b)		3,048	16,429
	Telik, Inc.	(a) (b)		260,615	654,144
					4,092,672

	Building Products (0.6%)
	Dynamic Materials Corp.			75,697	4,055,845

	Capital Markets (0.5%)
	Capital Southwest Corp.			8,868	1,040,660
	Epoch Holding Corp.			18,602	213,923
	Hercules Technology Growth Capital, Inc.	(a)		182,751	2,129,049
					3,383,632

	Chemicals (3.8%)
❖	CF Industries Holdings, Inc.			90,479	9,674,919
	Innospec, Inc.	(a)		94,149	1,484,730
	Kaiser Aluminum Corp.			11,356	726,330
	Koppers Holdings, Inc.			123,697	4,138,902
	Terra Industries, Inc.	(a) (b)		136,261	6,141,283
	Zoltek Cos., Inc.	(a) (b)		98,334	3,589,191
					25,755,355

	Commercial Banks (11.7%)
	1st Source Corp.			21,231	414,005
	Ameris Bancorp	(a)		60,804	959,487
	Arrow Financial Corp.			12,540	275,880
	BancFirst Corp.			34,122	1,536,514
	Banco Latinoamericano de Exportaciones S.A.			146,695	2,263,504
	Bank of Granite Corp.			39,472	469,322
	Bank of the Ozarks, Inc.	(a)		11,081	269,490
	Banner Corp.	(a)		52,928	1,367,130
	Boston Private Financial Holdings, Inc.	(a)		151,167	3,451,143
	Camden National Corp.			7,468	241,889
	Capital Corp. of the West			13,179	261,867
	Chemical Financial Corp.	(a)		23,554	651,975
	City Holding Co.			70,898	2,723,901
	Columbia Bancorp, OR			15,499	235,895
	Community Bancorp/NV	(a) (b)		69,680	1,163,656
	Community Trust Bancorp, Inc.			38,307	1,107,455
	First Bancorp North Carolina			22,850	413,357
	First Bancorp Puerto Rico			12,992	124,204
	First Community Bancshares, Inc.	(a)		34,688	1,199,164
	First Financial Bankshares, Inc.	(a)		21,310	794,011
	First Financial Corp., IN	(a)		13,408	399,290
	First Merchants Corp.			66,926	1,807,002
	First Regional Bancorp	(b)		45,210	916,407
	FNB Corp., VA			18,252	462,688
	Great Southern Bancorp, Inc.	(a)		40,299	811,219
	Greene County Bancshares, Inc.	(a)		42,912	899,006
	Hancock Holding Co.	(a)		15,722	652,463
	Hanmi Financial Corp.			447,693	3,850,160
	Heartland Financial USA, Inc.	(a)		10,483	201,693
	Horizon Financial Corp.	(a)		54,493	857,720
	Independent Bank Corp.			17,993	522,517
	Intervest Bancshares Corp.			32,190	482,528
	Lakeland Financial Corp.	(a)		35,231	780,367
	MainSource Financial Group, Inc.			15,341	237,325
	Mercantile Bank Corp.			16,063	228,095
	MetroCorp Bancshares, Inc.			5,203	66,234
	National Penn Bancshares, Inc.	(a)		59,585	1,031,416
	Pacific Capital Bancorp	(a)		60,305	1,296,558
	Peoples Bancorp, Inc.			13,581	320,783
	Preferred Bank			56,091	1,235,685
	PremierWest Bancorp	(a)		30,621	345,405
	Provident Bankshares Corp.	(a)		57,500	1,191,975
	Renasant Corp.			36,838	772,493
	SCBT Financial Corp.			9,688	289,865
	Seacoast Banking Corp. of Florida	(a)		56,120	699,255
	Shore Bancshares, Inc.			8,117	186,285
	Simmons First National Corp. Class A			22,011	624,012
❖	South Financial Group, Inc. (The)			476,360	8,231,501
	Southwest Bancorp, Inc.			41,423	728,631
	Sterling Bancshares, Inc.			110,447	1,107,783
	Sterling Financial Corp.			153,985	2,739,393
	Sterling Financial Corp./PA			38,991	602,411
	Susquehanna Bancshares, Inc.			307,236	6,519,548
	SVB Financial Group	(a) (b)		147,913	7,158,989
	Taylor Capital Group, Inc.			39,422	772,277
	Tompkins Financial Corp.			6,387	268,893
	Trico Bancshares			14,496	258,754
	Trustmark Corp.	(a)		203,144	4,674,343
	UMB Financial Corp.			62,557	2,635,526
	Union Bankshares Corp.			16,672	321,936
	Univest Corp. of Pennsylvania	(a)		6,804	176,904
	Virginia Financial Group, Inc.			13,948	224,005
	Washington Trust Bancorp, Inc.			15,790	393,329
	Wilshire Bancorp, Inc.			137,389	1,082,625
					78,989,143

	Commercial Services & Supplies (3.4%)
	ABM Industries, Inc.			163,976	3,397,582
	Bowne & Co., Inc.			121,169	1,490,379
	CBIZ, Inc.	(b)		129,885	1,222,218
	CDI Corp.			79,712	1,550,398
	COMSYS IT Partners, Inc.	(b)		32,838	353,009
	Consolidated Graphics, Inc.	(b)		47,387	2,384,040
	GeoEye, Inc.	(b)		129,792	4,537,528
	IKON Office Solutions, Inc.	(a)		60,684	496,395
	Pacific Ethanol, Inc.	(a) (b)		66,600	404,262
	Pharmanet Development Group	(b)		45,204	1,842,515
	RSC Holdings, Inc.	(a) (b)		35,135	386,485
	Spherion Corp.	(b)		280,986	1,876,986
	Standard Parking Corp.	(b)		51,745	1,002,301
	Tejon Ranch	(a) (b)		9,686	366,325
	Viad Corp.			71,134	1,902,835
					23,213,258

	Communications Equipment (0.6%)
	Avocent Corp.	(b)		60,360	1,001,976
	Infinera Corp.	(b)		18,917	192,764
	Starent Networks Corp.	(a) (b)		208,115	2,572,301
					3,767,041

	Computers & Peripherals (1.1%)
	Data Domain, Inc.	(a) (b)		124,490	2,806,005
	Electronics for Imaging, Inc.	(b)		152,182	2,246,206
	Quantum Corp.	(b)		773,932	1,780,044
	Silicon Graphics, Inc.	(a) (b)		23,552	493,414
					7,325,669

	Construction & Engineering (0.8%)
	EMCOR Group, Inc.	(b)		21,350	468,206
	Matrix Service Co.	(b)		74,141	1,336,021
	Perini Corp.	(b)		110,479	3,861,241
					5,665,468

	Consumer Finance (0.1%)
	Advanta Corp. Class B			79,921	798,411

	Containers & Packaging (0.6%)
	Myers Industries, Inc.			68,025	799,294
	Silgan Holdings, Inc.			63,228	2,994,478
					3,793,772

	Distributors (0.4%)
	Building Materials Holding Corp.	(a)		86,115	586,443
	LKQ Corp.	(b)		130,371	2,332,337
					2,918,780

	Diversified Consumer Services (1.9%)
	Capella Education Co.	(a) (b)		45,513	2,870,960
	Coinstar, Inc.	(b)		78,768	2,422,116
	Corinthian Colleges, Inc.	(b)		209,789	1,772,717
	DeVry, Inc.			46,232	2,551,544
	Stewart Enterprises, Inc. Class A			92,820	660,878
	Strayer Education, Inc.	(a)		16,197	2,795,278
					13,073,493

	Diversified Financial Services (0.2%)
	Ampal American Israel Class A	(a) (b)		11,756	86,877
	NewStar Financial, Inc.	(b)		24,055	209,279
	Primus Guaranty, Ltd.	(a) (b)		194,098	980,195
					1,276,351

	Diversified Telecommunication Services (0.9%)
	Cincinnati Bell, Inc.	(b)		533,414	2,069,646
	FairPoint Communications, Inc.			56,998	605,319
	Golden Telecom, Inc.	(a) (b)		33,753	3,466,771
					6,141,736

	Electric Utilities (4.5%)
	ALLETE, Inc.	(a)		108,749	4,185,749
	Central Vermont Public Service Corp.	(a)		23,616	687,934
	El Paso Electric Co.	(b)		153,559	3,597,887
	Empire District Electric Co. (The)	(a)		61,732	1,368,598
	Portland General Electric Co.			287,818	7,091,836
	Sierra Pacific Resources			292,374	4,376,839
❖	Westar Energy, Inc.			384,028	9,354,922
					30,663,765

	Electrical Equipment (0.9%)
	GrafTech International, Ltd.	(b)		393,708	5,925,305

	Electronic Equipment & Instruments (2.3%)
	Agilysys, Inc.			82,939	1,262,332
	Anixter International, Inc.	(b)		54,517	3,819,461
	Insight Enterprises, Inc.	(b)		136,485	2,357,096
	Kemet Corp.	(b)		169,786	884,585
	MTS Systems Corp.			761	25,577
	Park Electrochemical Corp.			84,881	2,009,982
	Plexus Corp.	(b)		67,029	1,514,185
	Technitrol, Inc.			155,779	3,529,952
					15,403,170

	Energy Equipment & Services (2.3%)
	Atwood Oceanics, Inc.	(b)		7,102	590,105
	Dawson Geophysical Co.	(b)		40,410	2,314,685
❖	Exterran Holdings, Inc.	(b)		119,895	7,821,950
	Gulfmark Offshore, Inc.	(b)		59,602	2,492,556
	Trico Marine Services, Inc.	(a) (b)		47,943	1,538,491
	W-H Energy Services, Inc.	(b)		12,600	612,990
	Willbros Group, Inc.	(a) (b)		11,789	392,809
					15,763,586

	Food & Staples Retailing (1.6%)
	Ingles Markets, Inc. Class A			44,998	1,048,003
	Longs Drug Stores Corp.			106,152	4,884,054
	Ruddick Corp.			78,329	2,669,452
	Village Super Market			3,779	192,691
	Weis Markets, Inc.			10,837	405,195
	Winn-Dixie Stores, Inc.	(b)		78,509	1,391,179
					10,590,574

	Food Products (2.4%)
	Cal-Maine Foods, Inc.	(a)		205,783	5,932,724
	Fresh Del Monte Produce, Inc.	(b)		170,888	5,475,252
	Imperial Sugar Co.	(a)		72,945	1,603,331
	Seaboard Corp.			2,555	3,283,814
					16,295,121

	Gas Utilities (3.0%)
	New Jersey Resources Corp.	(a)		45,828	2,148,875
❖	Nicor, Inc.	(a)		212,543	8,714,263
	Northwest Natural Gas Co.			58,460	2,767,496
	Piedmont Natural Gas Co., Inc.	(a)		21,460	538,002
	WGL Holdings, Inc.			197,624	6,371,398
					20,540,034

	Health Care Equipment & Supplies (0.9%)
	Align Technology, Inc.	(a) (b)		56,846	669,646
	CONMED Corp.	(b)		20,109	488,649
	Inverness Medical Innovations, Inc.	(b)		49,220	2,217,361
	STERIS Corp.			40,113	994,000
	Zoll Medical Corp.	(b)		61,631	1,643,082
					6,012,738

	Health Care Providers & Services (3.6%)
	AMERIGROUP Corp.	(a) (b)		99,455	3,731,552
	AmSurg Corp.	(b)		64,265	1,655,466
	Apria Healthcare Group, Inc.	(a) (b)		78,008	1,655,330
	Centene Corp.	(b)		69,646	1,667,325
	Chemed Corp.			29,312	1,501,654
	Cross Country Healthcare, Inc.	(b)		153,508	1,938,806
	HealthExtras, Inc.	(b)		39,477	1,091,539
	Healthspring, Inc.	(b)		87,015	1,800,340
	Kindred Healthcare, Inc.	(b)		90,795	2,500,494
	Magellan Health Services, Inc.	(b)		51,324	2,244,912
	MedCath Corp.	(b)		67,062	1,668,503
	Molina Healthcare, Inc.	(a) (b)		55,091	1,879,154
	Res-Care, Inc.	(b)		40,290	901,287
	Sunrise Senior Living, Inc.	(b)		11,190	321,265
					24,557,627

	Hotels, Restaurants & Leisure (1.4%)
	Bally Technologies, Inc.	(b)		55,102	2,625,059
	Bob Evans Farms, Inc.			21,000	624,540
	CBRL Group, Inc.	(a)		35,171	1,099,797
	Jack in the Box, Inc.	(b)		87,172	2,548,038
	Papa John's International, Inc.	(a) (b)		105,080	2,657,473
					9,554,907

	Household Durables (1.4%)
	American Greetings Corp. Class A			110,562	2,268,732
	National Presto Industries, Inc.			28,504	1,597,649
	Tupperware Brands Corp.			143,997	5,327,889
					9,194,270

	Household Products (0.2%)
	Spectrum Brands, Inc.	(a) (b)		105,707	495,766
	WD-40 Co.			21,308	719,358
					1,215,124

	Insurance (9.1%)
	Amtrust Financial Services			10,762	168,963
	Argo Group International	(b)		20,136	822,354
❖	Aspen Insurance Holdings, Ltd.			331,901	9,366,246
	Commerce Group, Inc.			89,066	3,219,736
	eHealth, Inc.	(b)		44,623	1,168,676
	First Mercury Financial Corp.	(b)		9,609	183,628
	FPIC Insurance Group, Inc.	(b)		8,877	373,810
	Hallmark Financial Services, Inc.	(b)		32,233	419,351
	Horace Mann Educators Corp.			105,566	1,939,247
	IPC Holdings, Ltd.			140,402	3,612,543
❖	Max Capital Group, Ltd.			292,206	8,295,728
	Midland Co. (The)			14,777	946,024
	Montpelier Re Holdings, Ltd.	(a)		108,368	1,857,428
	Odyssey Re Holdings Corp.			151,914	5,769,694
	Phoenix Cos., Inc. (The)			589,317	6,382,303
❖	Platinum Underwriters Holdings, Ltd.			256,715	8,664,131
	Safety Insurance Group, Inc.			20,107	784,575
	United America Indemnity, Ltd. Class A	(b)		30,756	630,806
	Universal American Corp.	(b)		114,387	2,394,120
	Validus Holdings, Ltd.	(b)		10,858	264,392
	Zenith National Insurance Corp.			105,337	4,194,519
					61,458,274

	Internet & Catalog Retail (0.1%)
	Priceline.com, Inc.	(a) (b)		5,651	613,247

	Internet Software & Services (0.9%)
	CNET Networks, Inc.	(a) (b)		319,325	2,519,474
	Limelight Networks, Inc.	(a) (b)		27,905	195,614
	Openwave Systems, Inc.			254,750	527,333
	S1 Corp.	(b)		137,875	780,373
	SAVVIS, Inc.	(a) (b)		26,177	528,775
	United Online, Inc.			165,905	1,853,159
					6,404,728

	IT Services (1.5%)
	CIBER, Inc.	(b)		252,805	1,218,520
	CMGI, Inc.	(b)		66,174	853,645
	CSG Systems International, Inc.	(b)		180,443	2,302,453
	Global Cash Access, Inc.	(a) (b)		67,917	407,502
	MPS Group, Inc.	(b)		392,656	3,946,193
	Raser Technologies, Inc.	(a) (b)		42,882	429,678
	Smith Micro Software, Inc.	(b)		115,689	871,138
					10,029,129

	Leisure Equipment & Products (0.0%)	‡
	Sturm, Ruger & Co., Inc.	(b)		25,829	231,686

	Life Sciences Tools & Services (0.8%)
	Bio-Rad Laboratories, Inc. Class A	(b)		37,533	3,573,517
	Varian, Inc.	(b)		38,377	2,081,952
					5,655,469

	Machinery (1.4%)
	Cascade Corp.			32,851	1,695,769
	Chart Industries, Inc.	(b)		100,475	2,543,022
	Hardinge, Inc.			14,044	239,450
	NACCO Industries, Inc. Class A			37,527	3,754,952
	T-3 Energy Services, Inc.	(b)		21,473	966,070
					9,199,263

	Manufacturing (0.3%)
	Force Protection, Inc.	(a) (b)		581,917	2,380,041

	Marine (0.9%)
	Knightsbridge Tanker, Ltd.			19,554	513,293
	TBS International, Ltd.	(a) (b)		162,382	5,408,944
					5,922,237

	Media (1.0%)
	Cinemark Holdings, Inc.	(a)		107,437	1,536,349
	DG FastChannel, Inc.	(a) (b)		74,577	1,578,795
	Entravision Communications Corp. Class A	(b)		55,283	389,192
	Fisher Communications, Inc.	(b)		5,879	193,125
	Morningstar, Inc.	(b)		34,661	2,289,359
	Syniverse Holdings, Inc.	(b)		53,916	851,334
					6,838,154

	Metals & Mining (0.9%)
	A.M. Castle & Co.			81,012	1,715,834
	Apex Silver Mines, Ltd.	(a) (b)		29,895	426,004
	L.B. Foster Co. Class A	(b)		68,351	3,146,197
	Worthington Industries, Inc.	(a)		59,635	977,418
					6,265,453

	Multi-Utilities (0.2%)
	Aquila, Inc.	(b)		397,844	1,396,432

	Oil & Gas (0.4%)
	CVR Energy, Inc.	(a) (b)		65,298	1,730,397
	Delek US Holdings, Inc.			45,092	740,862
	VAALCO Energy, Inc.	(b)		13,311	59,900
					2,531,159

	Oil, Gas & Consumable Fuels (3.7%)
	Alon USA Energy, Inc.	(a)		80,553	1,466,065
	Aventine Renewable Energy Holdings, Inc.	(a) (b)		255,260	2,440,286
	Bois d'Arc Energy, Inc.	(b)		26,355	504,698
	Encore Acquisition Co.	(a) (b)		20,676	674,038
	EXCO Resources, Inc.	(b)		55,524	832,305
	Holly Corp.			82,196	3,979,930
	McMoRan Exploration Co.	(a) (b)		42,092	662,528
	Penn Virginia Corp.			89,850	3,828,509
	Stone Energy Corp.	(b)		106,357	4,360,637
	USEC, Inc.	(a) (b)		628,729	5,073,843
	Warren Resources, Inc.	(b)		100,492	1,278,258
					25,101,097

	Paper & Forest Products (0.3%)
	Buckeye Technologies, Inc.	(b)		158,778	2,087,931

	Personal Products (0.1%)
	American Oriental Bioengineering, Inc.	(b)		79,512	776,832

	Pharmaceuticals (1.0%)
	Albany Molecular Research	(b)		27,620	297,191
	Genoptix, Inc.	(b)		13,525	503,265
	Martek Biosciences	(a) (b)		52,498	1,496,193
	Perrigo Co.			86,978	2,682,402
	ViroPharma, Inc.	(b)		165,727	1,468,341
					6,447,392

	Real Estate Investment Trusts (10.4%)
	Agree Realty Corp.			44,629	1,317,448
	Anthracite Capital, Inc.	(a)		347,904	2,612,759
	Anworth Mortgage Asset Corp.			125,279	1,111,225
	Deerfield Capital Corp.	(a)		250,006	1,997,548
	DiamondRock Hospitality Co.			564,158	7,418,678
	Dupont Fabros Technology			62,615	1,078,856
	Equity One, Inc.	(a)		129,276	3,052,206
	First Industrial Realty Trust, Inc.	(a)		80,131	2,790,963
	Franklin Street Properties Corp.	(a)		64,474	925,202
	Gramercy Capital Corp.	(a)		93,881	2,173,345
	Highwoods Properties, Inc.			74,127	2,218,621
	Investors Real Estate Trust	(a)		147,280	1,443,344
	LaSalle Hotel Properties			259,444	7,111,360
	National Health Investors, Inc.			119,477	3,531,740
❖	National Retail Properties, Inc.	(a)		382,795	8,697,102
	Nationwide Health Properties, Inc.			156,307	4,933,049
	OMEGA Healthcare Investors, Inc.			237,645	3,921,143
❖	Potlatch Corp.			206,625	8,870,411
	RAIT Financial Trust	(a)		105,445	976,421
	Ramco-Gershenson Properties Trust			85,888	1,915,302
	Redwood Trust, Inc.	(a)		49,373	2,049,473
					70,146,196

	Road & Rail (0.3%)
	Golar LNG, Ltd.	(a)		103,361	2,134,405

	Semiconductors & Semiconductor Equipment (3.1%)
	Amkor Technology, Inc.	(b)		356,205	2,721,406
	Brooks Automation, Inc.	(a) (b)		304,690	3,744,640
	Cavium Networks, Inc.	(a) (b)		75,778	1,448,118
	Kulicke & Soffa Industries, Inc.	(a) (b)		265,319	1,430,069
	MKS Instruments, Inc.	(b)		183,604	3,415,034
	OmniVision Technologies, Inc.	(a) (b)		254,676	3,606,212
	Pericom Semiconductor Corp.	(b)		48,721	660,657
	Silicon Image, Inc.	(b)		249,451	1,102,573
	Trident Microsystems, Inc.	(b)		505,731	2,543,827
					20,672,536

	Software (0.1%)
	BladeLogic, Inc.	(a) (b)		24,581	403,866
	MSC.Software Corp.	(b)		26,178	339,790
					743,656

	Specialty Retail (0.7%)
	Asbury Automotive Group, Inc.			134,217	1,903,197
	Books-A-Million, Inc.			83,214	887,893
	Core-Mark Holding Co., Inc.	(b)		2,325	60,008
	PriceSmart, Inc.			19,410	552,409
	Sonic Automotive, Inc.			66,303	1,329,375
					4,732,882

	Textiles, Apparel & Luxury Goods (1.6%)
	Deckers Outdoor Corp.	(a) (b)		22,176	2,688,618
	Fossil, Inc.	(a) (b)		82,727	2,811,063
	Maidenform Brands, Inc.	(b)		90,866	1,126,738
	Warnaco Group, Inc. (The)	(b)		111,229	3,992,009
					10,618,428

	Thrifts & Mortgage Finance (2.2%)
	Clayton Holdings, Inc.	(a) (b)		100,219	447,979
	Corus Bankshares, Inc.	(a)		587,658	7,475,010
	First Niagara Financial Group, Inc.			227,638	2,895,555
	Franklin Bank Corp.	(a) (b)		70,363	413,734
	NewAlliance Bancshares, Inc.			79,074	972,610
	Northwest Bancorp, Inc.	(a)		12,131	352,406
	Ocwen Financial Corp.	(a) (b)		186,729	1,165,189
	TierOne Corp.			50,573	1,017,529
					14,740,012

	Tobacco (0.1%)
	Alliance One International, Inc.	(a) (b)		119,140	449,158

	Trading Companies & Distributors (1.4%)
	Applied Industrial Technologies, Inc.			187,018	5,646,073
	Interline Brands, Inc.	(b)		1,497	29,730
	TAL International Group, Inc.			5,316	117,058
	UAP Holding Corp.			100,795	3,864,480
					9,657,341

	Wireless Telecommunication Services (0.3%)
	USA Mobility, Inc.	(b)		179,764	2,158,966

	Total Common Stocks
	(Cost $725,265,748)				662,949,978

	Short-Term Investments (24.5%)

	Investment Company (22.2%)
	State Street Navigator Securities Lending Prime Portfolio	(c)		150,025,418	150,025,418
	Total Investment Company
	(Cost $150,025,418)				150,025,418

				Principal
				Amount
	U.S. Government (2.3%)
	United States Treasury Bills
	1.873%, due 4/24/08	(d)		$12,800,000	12,745,203
	1.874%, due 4/17/08			3,200,000	3,187,434

	Total U.S. Government
	(Cost $15,926,269)				15,932,637

	Total Short-Term Investments
	(Cost $165,951,687)				165,958,055

	Total Investments
	(Cost $891,217,435)	(f)		122.5%	828,908,033

	Liabilities in Excess of
	Cash and Other Assets			(22.5)	(152,459,226)

	Net Assets			100.0%	$676,448,807

				Contracts	Unrealized
				Long	Appreciation	(e)
	Futures Contracts (0.0%)	‡
	Russell 2000 Index
	Mini March 2008			15	$40,204

	Total Futures Contracts
	(Settlement Value $1,072,500)				$40,204

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are “earmarked” to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBAs, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $142,432,426; cash collateral of $150,025,418 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Segregated as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2008.
(f)	At January 31, 2008, cost is $900,735,724 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$32,144,548
	Gross unrealized depreciation			(103,972,239)
	Net unrealized depreciation			$(71,827,691)

Eclipse Funds

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) JANUARY 31, 2008

SECURITIES VALUATION.

Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund’s Manager, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with a Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not a current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2008, the MainStay Balanced Fund held securities with a value of $19, that were valued in such a manner.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS
By: /s/ Stephen P. Fisher
STEPHEN P. FISHER President and Principal Executive Officer
Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
STEPHEN P. FISHER President and Principal Executive Officer
Date:	March 25, 2008

By: /s/ Jack R. Benintende
JACK R. BENINTENDE Treasurer and Principal Financial and Accounting Officer
Date:	March 25, 2008